 1-A/A LIVE 0001615923 XXXXXXXX 024-10422 true false false XXXXXXXX Broadcast 3DTV, Inc. CA 2012 0001615923 3663 00-0000000 4 0 1020 HOLLYWOOD WAY SUITE 120 BURBANK CA 91505 818-568-6747 Mr. Dean Zanetos Other 9952.32 0.00 0.00 1212.59 11164.91 14822.87 0.00 14822.87 0.00 11164.91 13.08 17.99 0.00 0.00 0.00 0.00 None Common Stock 60821429 None Common Stock Preferred Stock 0 None Preferred Stock None 0 None None true true false Tier1 Unaudited Equity (common or preferred stock) N N N Y N N 10000 0 100.00 100.00 0.00 0.00 0.00 100.00 TBD FINRA Broker Dealer 100000.00 Legal Costs 30000.00 NY / CA 5000.00 865000.00 false true CA NY CA NY true